EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 23, 2014 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2014, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (1) updated information regarding the reorganization and termination of the EQ/Davis New York Venture Portfolio, EQ/Equity Growth PLUS Portfolio and EQ/Lord Abbett Large Cap Core Portfolio and (2) information regarding a portfolio manager change to the EQ/Invesco Comstock Portfolio.

Information Regarding the Reorganization and Termination of Certain Portfolios

At a special meeting of shareholders held on May 21, 2014, shareholders of the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio voted to approve the reorganization of their respective Portfolio into the EQ/Invesco Comstock Portfolio (“Reorganization”). The Reorganization occurred on June 13, 2014. Effective immediately, all references to the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio are hereby deleted in their entirety.

At a special meeting of shareholders held on May 21, 2014, shareholders of the EQ/Equity Growth PLUS Portfolio voted to approve the reorganization of the Portfolio into the AXA Large Cap Growth Managed Volatility Portfolio (formerly, the EQ/Large Cap Growth PLUS Portfolio) (“Large Cap Reorganization”). The Large Cap Reorganization occurred on June 20, 2014. Effective immediately, all references to the EQ/Equity Growth PLUS Portfolio are hereby deleted in their entirety.

Information Regarding

EQ/Invesco Comstock Portfolio

Jason S. Leder, no longer serves as a member of the team of portfolio managers of the Portfolio.

Information regarding Jason S. Leder in the “Who Manages the Portfolio – Adviser: Invesco Advisers, Inc. (“Invesco”) – Portfolio Managers” section of the Prospectus hereby is deleted in its entirety.

Information regarding Jason S. Leder contained in the “Management of the Trust – The Advisers – Invesco Advisers, Inc.” section of the Prospectus hereby is deleted in its entirety.

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Information regarding Jason S. Leder contained in “Appendix C – Portfolio Manager Information – Invesco Comstock” section of the Statement of Additional Information with respect to the Portfolio hereby are deleted in their entirety.

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